Share capital (Details) - Equity Option [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,428,000
Cancelled | shares	0
Number of outstanding balance, Ending | shares	6,428,000
Options exercisable | shares	6,361,333
Weighted average exercise price, Beginning	$ 1.81
Weighted average exercise price, Expired	0
Weighted average exercise price, Cancelled	0
Weighted average exercise price, Granted	0
Weighted average exercise price, Ending	1.81
Weighted average exercise price, Options exercisable	$ 1.80
Weighted average remaining contractual life (in years), Beginning	3 years 10 months 9 days
Weighted average remaining contractual life (in years), Granted	0 years
Weighted average remaining contractual life (in years), Ending	3 years 7 months 9 days
Weighted average remaining contractual life options exercisable (in years)	3 years 6 months 25 days